Segment Information (Details)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Information
Number of operating segments | segment							1		1
Number of reportable segments | segment							1		1
Research and development costs	$ 3,361,858			$ 1,248,189			$ 6,211,043	$ 3,755,549	$ 5,176,932	$ 7,152,913
General and administrative	4,749,399			1,125,121			11,569,376	3,546,510	4,168,576	5,274,603
Depreciation and amortization							665,832	1,015,118	1,256,391	1,829,997
Total operating expenses	(8,398,352)			(2,690,021)			(18,446,251)	(8,317,177)	10,601,899	14,257,513
Revenue				124,358				249,395	249,395	18,614
Income tax (expense) benefit									(20,965)	356,437
NET LOSS	(9,279,205)	$ (6,249,127)	$ (6,251,893)	(2,750,008)	$ (3,655,854)	$ (3,006,609)	(21,780,225)	(9,412,471)	(11,485,410)	(13,807,670)
Single reportable segment
Segment Information
Research and development costs	3,361,858			1,248,189			6,211,043	3,755,549	5,176,932	7,152,913
General and administrative	4,749,399			1,125,121			11,569,376	3,546,510	4,168,576	5,274,603
Depreciation and amortization									1,256,391	1,829,997
Total operating expenses	$ (8,398,352)			$ (2,690,021)			$ (18,446,251)	$ (8,317,177)	10,601,899	14,257,513
Revenue									249,395	18,614
Total other items									(1,110,903)	74,792
Income tax (expense) benefit									(20,965)	356,437
NET LOSS									$ (11,485,410)	$ (13,807,670)